Loans - Allowances for Loan Losses and Ending Balances by Portfolio Segment and Impairment Method (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	$ 101	$ 244
Collectively evaluated for impairment	5,806	5,360
Total ending allowance balance	5,907	5,604	$ 5,291	$ 4,662
Loans:
Loans individually evaluated for impairment	3,852	7,882
Loans collectively evaluated for impairment	544,553	508,418
Total ending loans balance	548,405	516,300
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	36	74
Collectively evaluated for impairment	2,142	1,739
Total ending allowance balance	2,178	1,813	2,207	1,664
Loans:
Loans individually evaluated for impairment	419	1,726
Loans collectively evaluated for impairment	146,456	138,547
Total ending loans balance	146,875	140,273
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	64	151
Collectively evaluated for impairment	1,727	1,584
Total ending allowance balance	1,791	1,735	1,264	1,271
Loans:
Loans individually evaluated for impairment	2,403	4,686
Loans collectively evaluated for impairment	181,202	174,977
Total ending loans balance	183,605	179,663
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	1	19
Collectively evaluated for impairment	1,244	1,254
Total ending allowance balance	1,245	1,273	1,189	1,086
Loans:
Loans individually evaluated for impairment	1,030	1,470
Loans collectively evaluated for impairment	166,266	155,702
Total ending loans balance	167,296	157,172
Construction & Land Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	258	237
Total ending allowance balance	258	237	178	123
Loans:
Loans collectively evaluated for impairment	31,227	22,886
Total ending loans balance	31,227	22,886
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	306	175
Total ending allowance balance	306	175	141	86
Loans:
Loans collectively evaluated for impairment	19,402	16,306
Total ending loans balance	19,402	16,306
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	129	371
Total ending allowance balance	$ 129	$ 371	$ 312	$ 432